Artisan International Small-Mid Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	73 Months Ended	105 Months Ended	120 Months Ended	276 Months Ended
		Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI ex USA SMID Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent					5.43%	5.68%		7.81%
MSCI EAFE Small Cap Growth Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]				4.12%	5.07%		7.62%
MSCI ACWI ex USA Small Cap Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent					6.02%	6.12%		8.56%
MSCI ACWI ex US (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent					5.79%	6.35%		6.11%
Investor
Prospectus [Line Items]
Average Annual Return, Percent			(0.49%)	3.03%			5.43%	9.62%
Performance Inception Date		Dec. 21, 2001
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.69%)	2.82%			3.54%	8.05%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(0.14%)	2.36%			3.79%	7.89%
Investor | MSCI ACWI ex USA SMID Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			3.49%	3.55%			5.06%
Investor | MSCI EAFE Small Cap Growth Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		0.96%	1.49%			5.63%
Investor | MSCI ACWI ex USA Small Cap Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			3.36%	4.30%			5.66%
Investor | MSCI ACWI ex US (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			5.53%	4.10%			4.80%
Advisor
Prospectus [Line Items]
Average Annual Return, Percent			(0.33%)	3.18%	7.05%
Performance Inception Date		Dec. 04, 2018
Advisor | MSCI ACWI ex USA SMID Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			3.49%	3.55%
Advisor | MSCI EAFE Small Cap Growth Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		0.96%	1.49%
Advisor | MSCI ACWI ex USA Small Cap Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			3.36%	4.30%
Advisor | MSCI ACWI ex US (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			5.53%	4.10%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent			(0.24%)	3.27%		6.03%
Performance Inception Date		Apr. 12, 2016
Institutional | MSCI ACWI ex USA SMID Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			3.49%	3.55%
Institutional | MSCI EAFE Small Cap Growth Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		0.96%	1.49%
Institutional | MSCI ACWI ex USA Small Cap Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			3.36%	4.30%
Institutional | MSCI ACWI ex US (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			5.53%	4.10%

[1]	Effective 28 June 2024, the Fund’s secondary benchmark was changed from MSCI ACWI ex USA Small Cap Index to MSCI EAFE Small Cap Growth Index, which will provide an appropriate comparison in light of the Fund’s investment strategy.